Impact of change in accounting policies Balance sheet - phantom (Details) - € / shares	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value (in EUR per share)	€ 0.06	€ 0.06
Ordinary shares, shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares, shares issued (in shares)	54,435,930	54,081,601
Ordinary shares, shares outstanding (in shares)	54,435,930	54,081,601